Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Supplementary Balance Sheet Information
Prepaid expenses	$ 48,058	$ 65,159
Income taxes receivable	19,362	41,400
R and D state tax credit	26,541	22,642
Supplies inventory	18,089	17,072
Other	76,305	70,292
Total	$ 188,355	$ 216,565